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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Dynamic Credit Opportunities Fund Quarterly Schedule of Portfolio Holdings May 31, 2014
invesco.com/us VK-CE-DCO-QTR-1 5/14 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Variable Rate Senior Loan Interests–107.90%(a)(b)

Aerospace & Defense–1.80%

Camp International Holding Co.,
First Lien Term Loan	4.75%	05/31/19		$1,675	$1,684,814
Second Lien Term Loan (Acquired 12/02/13; Cost $165,021)	8.25%	11/30/19		165	169,141
Consolidated Aerospace Manufacturing, LLC, Term Loan (Acquired 02/28/14; Cost $1,174,067)	5.00%	03/27/20		1,180	1,179,857
DAE Aviation Holdings, Inc.,
Term Loan B-1	5.00%	11/02/18		2,649	2,685,052
Term Loan B-2	5.00%	11/02/18		985	998,762
DynCorp International Inc., Term Loan	6.25%	07/07/16		554	556,096
IAP Worldwide Services,
First Lien Term Loan (Acquired 07/19/07-09/05/12; Cost $6,419,024) (c)	0.00%	12/31/15		6,525	1,968,366
Second Lien Term Loan (d)	—	06/30/16		3,903	78,068
Landmark U.S. Holdings LLC,
Canadian Term Loan	4.75%	10/25/19		199	199,136
First Lien Term Loan	4.75%	10/25/19		2,945	2,951,752
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18		1,046	1,031,296
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18		2,507	2,511,608
Sequa Corp., Term Loan	5.25%	06/19/17		2,623	2,600,379
					18,614,327
Air Transport–0.76%

Delta Air Lines, Inc.,
Revolver Loan (e)	0.00%	04/20/16		7,019	6,826,428
Revolver Loan (e)	0.00%	10/18/17		1,032	990,983
					7,817,411
Automotive–5.63%

Affinia Group Inc., Term Loan B-2	4.75%	04/25/20		839	844,448
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18		1,398	1,404,741
August U.S. Holding Co., Inc.,
First Lien Term Loan B-1 (Acquired 05/03/12-07/09/12; Cost $1,564,570)	5.00%	04/27/18		1,568	1,573,469
Second Lien Term Loan	10.50%	04/26/19		772	779,261
Second Lien Term Loan	10.50%	04/26/19		253	255,156
Term Loan B-1 (Acquired 05/03/12-07/09/12; Cost $1,203,532)	5.00%	04/27/18		1,206	1,210,396
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/29/17		3,175	3,185,233
BBB Industries, LLC, Term Loan	5.50%	03/27/19		2,567	2,577,039
BCA Remarketing Group Ltd. (United Kingdom), Term Loan C3	5.77%	02/29/20	GBP	3,917	6,548,699
Dexter Axle Co., Term Loan	4.50%	02/28/20		1,881	1,871,680
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21		19,855	19,819,082
Key Safety Systems, Inc., Term Loan	4.75%	05/10/18		2,096	2,106,176
Metaldyne Company LLC, Term Loan	4.75%	12/18/18	EUR	4,115	5,643,877
RAC Finance (Holdings) Ltd. (United Kingdom), Term Loan D	5.32%	10/29/19	GBP	500	843,635
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/28/19		5,010	5,046,137
Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/18		3,463	3,463,306
Second Lien Term Loan	10.00%	10/09/19		1,010	1,007,417
					58,179,752
Beverage and Tobacco–0.15%

DS Services of America, Inc., Term Loan B	5.25%	08/30/20		1,515	1,534,186

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Building & Development–1.30%

Axia Inc.,
PIK Second Lien Term Loan A (Acquired 09/05/08-03/31/14; Cost $855,367)(f)	5.00%	03/11/16		$105	$105,256
Second Lien Term Loan B (Acquired 05/30/08; Cost $1,448,113)	5.00%	03/12/16		162	161,938
Braas Monier Group S.A. (Germany), Term Loan B	4.83%	10/15/20	EUR	3,500	4,810,386
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20		2,544	2,601,746
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Loan (e)(f)	0.00%	02/28/17		49	17,541
PIK Exit Revolver Loan (f)	4.65%	02/28/17		624	224,671
Norrmalm 3 AB (Sweden), Term Loan B2	4.81%	06/30/19	EUR	333	457,350
Quikrete Holdings, Inc., Second Lien Term Loan	7.00%	03/26/21		1,011	1,038,035
Re/Max International, Inc., Term Loan	4.00%	07/31/20		1,375	1,376,369
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/14; Cost $34,024)(f)	16.00%	03/07/16		34	34,000
PIK Term Loan B (Acquired 03/07/14; Cost $0)(d)(f)	—	02/28/19		252	—
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19		1,042	1,043,761
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17		1,579	1,592,216
					13,463,269
Business Equipment & Services–13.82%

4L Technologies Inc., Term Loan	5.50%	05/08/20		4,099	4,107,830
Accelya International S.A., (Luxembourg)
Term Loan A-1	5.08%	03/06/20		1,524	1,526,247
Term Loan A-2	5.08%	03/06/20		527	527,485
Advantage Sales & Marketing Inc., Second Lien Term Loan	8.25%	06/17/18		441	444,069
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/19		4,833	4,855,556
Incremental Term Loan B-2	4.25%	07/08/20		17,854	17,802,278
Second Lien Term Loan	8.50%	03/03/21		19,670	20,251,504
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/21		708	723,580
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17		222	222,669
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19		1,788	1,812,532
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/22		2,223	2,220,307
Term Loan B	4.50%	04/09/21		3,749	3,758,478
Connolly, LLC,
First Lien Term Loan	5.00%	05/14/21		3,543	3,580,526
Second Lien Term Loan	8.00%	05/14/22		2,206	2,236,156
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19		1,945	1,931,715
Second Lien Term Loan	8.75%	12/21/20		677	675,793
Dream Secured BondCo AB (Sweden),
PIK Mezzanine Loan (f)	4.01%	08/15/19	EUR	5,750	8,303,500
Revolver Loan (d)	—	09/04/17	EUR	4,000	5,329,916
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18		5,807	5,618,191
First Data Corp.,
Term Loan	4.15%	03/23/18		18,218	18,252,458
Term Loan	4.15%	03/24/21		2,218	2,222,961
Genesys Telecom Holdings, U.S., Inc.,
Term Loan	4.50%	11/13/20		1,990	2,000,285
Term Loan	4.75%	02/08/20	EUR	3,465	4,717,411
H&F Nugent 3 Ltd. (United Kingdom), Term Loan B	5.50%	08/02/19	GBP	750	1,268,822
Helios B.V. (Netherlands), Term Loan D2	4.55%	09/30/20	EUR	1,000	1,373,374
Information Resources, Inc., Term Loan B	4.75%	09/30/20		2,337	2,343,306
Inmar, Inc.,
First Lien Term Loan	4.25%	01/27/21		1,494	1,485,634
Second Lien Term Loan	8.00%	01/27/22		186	184,652
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19		3,591	3,607,612
Second Lien Term Loan	9.75%	04/30/20		1,237	1,290,083

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Business Equipment & Services–(continued)

Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21		$1,500	$1,524,011
Servicemaster Co., The,
Synthetic LOC	4.51%	01/31/17		2,101	2,088,321
Term Loan B	4.40%	01/31/17		897	899,940
Term Loan C	4.25%	01/31/17		4,587	4,592,117
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18		2,762	2,781,119
Second Lien Term Loan	8.75%	04/30/19		288	292,683
SunGard Data Systems Inc., Term Loan C	3.90%	02/28/17		169	169,553
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20		2,081	2,094,012
Second Lien Term Loan	9.00%	08/14/20		206	208,422
Wash MultiFamily Laundry Systems, LLC, Term Loan (Acquired 02/14/13; Cost $1,087,555)	4.50%	02/21/19		1,090	1,089,715
West Corp., Revolver Loan (e)	0.00%	01/15/16		2,427	2,354,133
					142,768,956
Cable & Satellite Television–3.15%

CDS Holdco III B.V. (Luxembourg), Term Loan B	5.01%	09/30/20	EUR	4,000	5,509,198
ION Media Networks, Inc., Term Loan	5.00%	12/18/20		6,383	6,446,763
Mediacom Illinois LLC, Term Loan E	3.13%	10/23/17		474	475,380
Primaco Holding GmbH (Germany), PIK Term Loan B (f)	4.76%	03/31/17	EUR	13,723	17,256,430
Seema S.a r.l. (Luxembourg), Term Loan F	4.81%	12/31/18	EUR	1,500	2,072,584
YPSO Holding S.A. (France), Term Loan B-4	4.50%	05/21/20	EUR	580	794,335
					32,554,690
Chemicals & Plastics–7.57%

Allnex & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20		379	390,636
Term Loan B-1	4.50%	10/03/19		1,081	1,086,166
Term Loan B-2	4.50%	10/03/19		561	563,559
Term Loan B-3 (Acquired 03/12/13-08/08/13; Cost $2,031,377)	4.75%	10/04/19	EUR	1,538	2,112,764
Arysta LifeScience SPC, LLC,
First Lien Term Loan	4.50%	05/29/20		7,100	7,123,763
Second Lien Term Loan	8.25%	11/30/20		918	931,173
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18		4,933	4,907,928
Aster 1 S.A., (Germany)
Mezzanine A-4 (d)	—	12/31/16		2,412	2,436,193
Mezzanine A-4	7.40%	12/31/18	EUR	2,870	3,914,409
PIK Mezzanine A-1 (f)	7.40%	12/31/16	EUR	2,005	2,735,505
PIK Mezzanine A-2 (f)	7.40%	12/31/16	EUR	283	385,424
PIK Mezzanine A-3 (f)	7.40%	12/31/16	EUR	74	101,267
Second Lien Term Loan D-1 (d)	—	06/30/18	EUR	2,000	2,743,353
Second Lien Term Loan D-2 (d)	—	06/30/18	EUR	3,033	4,160,464
Azelis S.A., (Luxembourg)
Term Loan E-1	5.94%	05/13/16	EUR	3,020	4,026,862
Term Loan F-1	6.19%	06/01/16	EUR	3,020	4,026,862
Chromaflo Technologies Corp.,
First Lien Term Loan B	4.50%	12/02/19		1,390	1,391,227
Second Lien Term Loan (Acquired 11/20/13; Cost $517,944)	8.25%	06/02/20		520	525,593
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost $1,595,435)	6.75%	05/18/18		1,606	1,618,135
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19		645	646,246
Kronos Worldwide Inc., Term Loan	4.75%	02/18/20		1,084	1,096,964
Momentive Performance Materials USA Inc., DIP Term Loan	4.00%	04/15/15		501	502,171
Otter Products, LLC, Term Loan	5.25%	04/29/19		912	913,526
Oxea Finance LLC, Second Lien Term Loan	8.25%	07/15/20		3,952	4,003,547
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20		1,051	1,050,232

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Chemicals & Plastics–(continued)

Univar Inc., Term Loan B	5.00%	06/30/17		$1,588	$1,592,724
Vinnolit GmbH & Co. KG, (Germany)
PIK Term Loan B-1 (f)	2.26%	04/16/15	EUR	3,945	5,861,892
PIK Term Loan B-3 (f)	2.26%	04/16/15	EUR	1,468	2,181,684
PIK Term Loan C-1 (f)	2.76%	04/15/16	EUR	3,979	5,939,500
PIK Term Loan C-3 (f)	2.76%	04/15/16	EUR	1,468	2,191,692
Term Loan B-2 (d)	—	04/16/15	EUR	1,627	2,417,434
Term Loan C-2 (d)	—	04/18/16	EUR	1,504	2,245,552
WNA Holdings, Inc.,
Second Lien Term Loan	8.50%	12/07/20		568	577,741
Term Loan	4.50%	06/07/20		793	795,465
Term Loan	4.50%	06/07/20		952	955,281
					78,152,934
Clothing & Textiles–0.27%

ABG Intermediate Holdings 2 LLC,
First Lien Term Loan (d)	—	05/27/21		1,897	1,891,881
Second Lien Term Loan (d)	—	05/27/22		901	900,798
					2,792,679
Conglomerates–0.39%

Epiq Systems, Inc., Term Loan (Acquired 08/23/13; Cost $2,561,734)	4.25%	08/27/20		2,585	2,591,292
Polymer Group, Inc., Term Loan	5.25%	12/19/19		1,403	1,413,059
					4,004,351
Containers & Glass Products–2.61%

Apollo Holding GmbH (Germany), Term Loan C	5.26%	09/27/19	EUR	6,000	8,205,726
Ardagh Glass Finance PLC, (Ireland)
Term Loan	4.25%	12/17/19	EUR	1,496	2,060,652
Term Loan	4.25%	12/17/19		906	909,124
Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19		2,366	2,388,526
Second Lien Term Loan	8.75%	04/02/20		865	880,166
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19		1,213	1,216,533
Devix US, Inc., Second Lien Term Loan (d)	—	05/02/22		700	702,389
Exopack Holdings S.A.,
Term Loan	5.25%	05/08/19		1,421	1,442,952
Term Loan	5.75%	05/08/19	EUR	3,990	5,509,240
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/20		2,087	2,089,577
Second Lien Term Loan	10.00%	05/09/21		441	443,371
Libbey Glass, Inc., Term Loan	3.75%	04/09/21		13	12,823
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19		500	503,351
Second Lien Term Loan	8.50%	04/23/20		589	600,305
					26,964,735
Cosmetics & Toiletries–0.30%

Marietta Intermediate Holding Corp., First Lien Term Loan B (Acquired 07/13/07-02/06/13; Cost $5,243,836)	7.00%	02/19/15		1,215	1,208,836
Vogue International Inc., Term Loan B	5.25%	02/14/20		1,902	1,913,429
					3,122,265

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Drugs–2.11%

BPA Laboratories,
First Lien Term Loan	2.73%	04/29/20		$1,605	$1,456,157
Second Lien Term Loan	2.73%	04/29/20		1,395	1,144,050
Catalent Pharma Solutions, Inc.,
Term Loan (d)	—	05/20/21		2,638	2,654,254
Term Loan (d)	—	05/20/21	EUR	1,116	1,514,158
Ikaria, Inc., Second Lien Term Loan	8.75%	02/14/22		186	188,750
LGC Science Holdings Ltd. (United Kingdom), Term Loan B	4.26%	03/26/21	EUR	2,500	3,437,694
Millennium Laboratories, Inc., Term Loan B	5.25%	04/16/21		11,323	11,414,636
					21,809,699
Electronics & Electrical–5.52%

Blackboard Inc., Term Loan B-3	4.75%	10/04/18		5,147	5,183,971
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20		1,705	1,712,761
DEI Sales, Inc., Term Loan	5.75%	07/13/17		1,508	1,492,319
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18		3,231	3,240,302
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20		2,226	2,244,125
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20		3,979	3,992,241
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18		3,068	3,079,689
Oberthur Technologies of America Corp.,
Term Loan B-1	4.75%	10/18/19	EUR	3,491	4,813,756
Term Loan B-2	4.50%	10/18/19		1,006	1,012,886
Omnitracs, Inc., Term Loan	4.75%	11/25/20		1,246	1,255,844
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/18		8,296	8,300,101
Second Lien Term Loan	11.25%	12/21/19		707	711,346
Ship Luxco 3 S.a r.l. (Luxembourg), Term Loan C-1	5.75%	11/29/19	GBP	6,500	11,015,357
SkillSoft Corp.,
Second Lien Term Loan	7.75%	04/28/22		1,499	1,489,155
Term Loan	4.50%	04/28/21		4,974	4,984,716
Sybil Software LLC, Term Loan	5.00%	03/20/20		2,459	2,464,293
					56,992,862
Financial Intermediaries–5.44%

Intertrust Group Holding B.V., (Netherlands)
Second Lien Term Loan 1	8.00%	04/16/21	EUR	6,000	8,244,536
Second Lien Term Loan 2	8.00%	04/16/22		1,780	1,788,711
Term Loan B-4	4.54%	04/15/22	EUR	6,433	8,847,560
Term Loan B-5	4.42%	04/16/21		1,229	1,233,232
iPayment Inc., Term Loan	6.75%	05/08/17		1,612	1,594,929
MoneyGram International, Inc., Term Loan	4.25%	03/27/20		4,346	4,289,358
Nuveen Investments, Inc., First Lien Term Loan B	4.15%	05/13/17		11,799	11,839,281
RJO Holdings Corp.,
Term Loan (Acquired 12/10/10-02/08/11; Cost $3,305,978)	6.90%	12/10/15		3,389	3,202,744
Term Loan (Acquired 12/10/10; Cost $51,217)	11.00%	12/10/15		74	58,829
Saga Holdings PLC (United Kingdom), Term Loan B	4.25%	04/17/20	GBP	4,380	7,339,474
SAM Finance Lux S.a r.l., (Luxembourg)
Term Loan	4.25%	12/17/20		2,898	2,912,341
Term Loan	5.00%	12/17/20	GBP	1,496	2,514,282
Transfirst Holdings, Inc., Second Lien Term Loan B-1	7.50%	06/27/18		2,257	2,277,968
					56,143,245
Food & Drug Retailers–2.37%

AB Acquisitions UK Topco 2 Ltd., (United Kingdom)
Term Loan D-2	5.03%	07/09/18	EUR	1,842	2,522,091
Term Loan D-2	5.21%	07/09/18	GBP	5,300	8,925,518
Pret A Manger (United Kingdom), Term Loan B (Acquired 08/06/13; Cost $10,175,027)	5.49%	06/19/20	GBP	6,750	11,356,770

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Food & Drug Retailers–(continued)

Rite Aid Corp., Second Lien Term Loan	5.75%	08/21/20		$1,590	$1,628,049
					24,432,428
Food Products–4.01%

AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17		6,796	6,798,475
Second Lien Term Loan	9.50%	10/10/17		671	651,190
Birds Eye Iglo Group Ltd. (United Kingdom), Term Loan I	5.26%	01/31/18	EUR	1,000	1,377,422
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18		2,773	2,672,872
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20		4,283	4,314,261
Del Monte Foods, Inc.,
First Lien Term Loan	4.25%	02/18/21		2,172	2,173,118
Second Lien Term Loan	8.25%	08/18/21		1,768	1,752,150
Diamond Foods, Inc., Term Loan	4.25%	08/20/18		772	772,893
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18		4,495	4,503,114
Frontier Midco Ltd. (United Kingdom), Term Loan B	5.63%	11/27/20	GBP	2,500	4,208,830
H.J. Heinz Co., Revolver Loan (e)	0.00%	06/07/18		6,837	6,734,774
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20		1,343	1,397,934
Soppa Holdings S.a r.l., (Luxembourg)
Term Loan B-1	4.81%	10/28/20	EUR	974	1,341,586
Term Loan B-2	4.81%	10/28/20	EUR	276	380,720
United Biscuits Holdco Ltd. (United Kingdom), Term Loan B	4.98%	07/29/20	GBP	1,350	2,282,804
					41,362,143
Food Service–2.14%

ARG IH Corp., Term Loan	5.00%	11/15/20		485	487,269
CEC Entertainment, Inc., Term Loan B	4.25%	02/12/21		2,323	2,308,520
Restaurant Holding Co., LLC, Term Loan	8.75%	02/28/19		1,657	1,651,245
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20		948	945,125
Steak N’ Shake Operations, Inc., Term Loan	4.75%	03/19/21		1,400	1,399,316
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19		4,881	4,892,241
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20		13,136	10,422,727
					22,106,443
Forest Products–0.40%

NewPage Corp., Term Loan B	9.50%	02/11/21		2,605	2,604,607
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19		1,489	1,502,465
					4,107,072
Healthcare–5.28%

Accellent Inc.,
Second Lien Term Loan	7.50%	03/12/22		1,191	1,185,716
Term Loan	4.50%	03/12/21		3,852	3,831,862
ATI Holdings, Inc., Term Loan	5.00%	12/20/19		1,051	1,062,759
Diaverum Holding S.a.r.l. (Sweden), Term Loan C	4.27%	03/10/21	EUR	742	1,022,118
DJO Finance LLC, Term Loan B	4.25%	09/15/17		3,480	3,495,653
Drumm Investors LLC, Term Loan	6.75%	05/04/18		789	790,428
GHD Verwaltung GesundHeits GmbH (Germany), Term Loan B2	4.89%	09/30/20	EUR	3,667	4,973,225
Kindred Healthcare, Inc., Term Loan	4.00%	04/09/21		261	260,245
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21		1,313	1,326,975
Surgical Care Affiliates, LLC,
Revolver Loan B (e)	0.00%	06/30/16		6,250	6,210,469
Term Loan B	4.23%	12/29/17		3,442	3,448,648

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Healthcare–(continued)

TriZetto Group, Inc.,
Second Lien Term Loan	8.50%	03/28/19		$2,510	$2,532,168
Term Loan	4.75%	05/02/18		3,840	3,853,484
Tunstall Group Finance Ltd., (United Kingdom)
Term Loan (e)	0.00%	10/18/19	GBP	4,000	5,212,978
Term Loan B2	4.77%	10/16/20	EUR	1,000	1,139,593
Vitalia Holdco S.a r.l., (Switzerland)
Revolver Loan (e)	0.00%	07/25/17	EUR	2,000	2,621,528
Second Lien Term Loan	9.76%	01/28/19	EUR	3,576	4,899,192
Term Loan (Acquired 01/09/14; Cost $583,071)(e)	0.00%	07/25/17		429	569,602
Term Loan (Acquired 01/09/14-04/29/14; Cost $3,277,265)	4.33%	07/25/17	EUR	2,571	3,417,612
Western Dental Services, Inc., Term Loan	6.00%	11/01/18		2,676	2,688,358
					54,542,613
Home Furnishings–0.85%

Britax Group Ltd., Term Loan	4.75%	10/15/20	EUR	124	163,481
Hilding Anders AB (Sweden), Second Lien Term Loan	5.76%	06/30/18	EUR	6,000	8,125,246
Mattress Holdings Corp., Term Loan B-2 (d)	—	01/18/16		523	525,227
					8,813,954
Industrial Equipment–2.70%

Alliance Laundry Systems LLC,
First Lien Term Loan	4.25%	12/10/18		397	397,685
Second Lien Term Loan	9.50%	12/10/19		629	639,449
Crosby US Acquisition Corp., Second Lien Term Loan	7.00%	11/22/21		862	869,547
Doncasters Finance US LLC, Term Loan C	4.75%	04/09/20	GBP	3,176	5,352,295
Doosan Infracore International, Inc., Term Loan B (d)	—	05/28/21		3,919	3,938,408
Filtration Group Corp.,
First Lien Term Loan	4.50%	11/20/20		1,043	1,051,455
Second Lien Term Loan	8.25%	11/22/21		524	535,609
Gardner Denver, Inc., Term Loan	4.75%	07/30/20	EUR	4,421	6,078,346
Grede Holding LLC, Term Loan B	5.63%	05/02/18		588	590,124
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20		2,005	2,031,260
QS0001 Corp., First Lien Term Loan	4.25%	11/09/18		1,649	1,653,527
Unifrax Holding Co.,
Term Loan	4.25%	11/28/18		105	105,756
Term Loan	5.25%	11/28/18	EUR	2,483	3,388,819
Virtuoso US LLC, Term Loan	4.75%	02/11/21		1,183	1,191,382
					27,823,662
Insurance–0.35%

Applied Systems, Inc., Second Lien Term Loan	7.50%	01/23/22		747	762,135
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20		1,752	1,699,790
Second Lien Term Loan	8.25%	10/16/20		1,177	1,141,757
					3,603,682
Leisure Goods, Activities & Movies–2.82%

Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19		2,671	2,680,286
CWGS Group, LLC, Term Loan	5.75%	02/20/20		3,590	3,630,095
Dorna Sports SL (Spain), Term Loan B	4.44%	04/30/21	EUR	8,457	11,631,903
Equinox Holdings Inc., Revolver Loan	0.50%	02/01/18		1,047	968,735
Infront Finance Luxembourg S.a r.l. (Switzerland), Term Loan B	5.26%	06/28/19	EUR	7,500	10,223,625
					29,134,644

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Lodging & Casinos–2.51%

Belmond Interfin Ltd., (Bermuda)
Term Loan	4.00%	03/21/21		$1,327	$1,333,104
Term Loan B	4.25%	03/21/21	EUR	1,500	2,065,172
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17		200	200,090
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21		3,923	3,909,455
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18		2,128	2,139,201
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19		1,905	1,912,156
Four Seasons Holdings Inc. (Canada), Second Lien Term Loan	6.25%	12/27/20		1,260	1,280,231
Great Wolf Resorts, Inc., Term Loan B	4.50%	08/06/20		792	794,137
Harrah’s Operating Co., Inc.,
Term Loan B-4	9.50%	10/31/16		479	481,682
Term Loan B-5	4.40%	01/28/18		2,252	2,080,971
Term Loan B-6	5.40%	01/28/18		2,199	2,054,873
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21		195	195,137
Scientific Games International, Inc., Term Loan	4.25%	10/18/20		1,890	1,883,539
Twin River Management Group, Inc., Term Loan	5.25%	11/10/18		3,126	3,121,133
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/20/19		2,305	2,264,776
Second Lien Term Loan	8.75%	08/20/20		253	248,857
					25,964,514
Nonferrous Metals & Minerals–2.72%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20		2,813	2,730,937
Arch Coal, Inc., Term Loan	6.25%	05/16/18		3,625	3,574,946
Levantina Group (Spain), Term Loan (d)	—	06/30/20	EUR	5,138	5,742,882
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19		3,337	3,205,907
PLU Holding SAS, (France)
Mezzanine (d)	—	01/20/20	EUR	1,923	2,643,717
Second Lien Term Loan (d)	—	10/29/16	EUR	3,523	4,838,138
Walter Energy, Inc., Term Loan B	7.25%	04/02/18		5,566	5,407,163
					28,143,690
Oil & Gas–6.06%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19		27	27,032
Atlas Energy, L.P., Term Loan	6.50%	07/31/19		1,292	1,312,530
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20		3,198	3,214,072
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/23/12; Cost $6,227,836)	5.25%	10/31/17		6,205	6,243,550
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15		464	467,593
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19		2,689	2,738,507
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21		10,616	10,664,094
EMG Utica, LLC, Term Loan	4.75%	03/27/20		1,351	1,354,647
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20		4,168	4,300,869
HGIM Corp., Term Loan B	5.50%	06/18/20		3,491	3,448,955
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21		2,016	2,038,982
McDermott International, Inc., Term Loan	5.25%	04/16/19		1,525	1,537,771
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17		4,929	4,883,449
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 12/09/10-05/05/11; Cost $655,515)	7.00%	11/02/15		645	654,509
Samson Investment Co., Second Lien Term Loan	5.00%	09/25/18		3,799	3,799,569
Seadrill Ltd., Term Loan	4.00%	02/21/21		6,911	6,894,722
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18		4,004	4,019,163
Utex Industries, Inc.,
First Lien Term Loan	5.00%	05/21/21		1,120	1,128,059
Second Lien Term Loan (d)	—	05/20/22		441	447,509
WildHorse Resources, LLC, Term Loan	7.50%	12/13/18		3,388	3,436,206
					62,611,788

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Publishing–4.25%

ASA Newco GmbH (Germany), Term Loan B	4.56%	02/12/21	EUR	5,850	$8,051,899
Cenveo Corp., Term Loan B	6.25%	02/13/17		6,675	6,741,978
Getty Images, Inc.,
Revolver Loan (e)	0.00%	10/18/17		4,247	3,737,130
Term Loan	4.75%	10/18/19		1,664	1,610,403
Harland Clarke Holdings Corp.,
Term Loan B-2	5.48%	06/30/17		248	249,841
Term Loan B-4	6.00%	08/04/19		873	887,685
Interactive Data Corp., Term Loan	4.75%	05/02/21		6,634	6,692,779
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18		3,518	3,500,325
Merrill Communications LLC, Term Loan	5.75%	03/08/18		5,255	5,340,748
Multi Packaging Solutions, Inc.,
Term Loan A	4.25%	09/30/20		1,001	1,003,470
Term Loan B	4.25%	09/30/20		1,954	1,959,493
Newsday, LLC, Term Loan	3.65%	10/12/16		1,690	1,696,489
ProQuest LLC, Term Loan	6.00%	04/13/18		2,398	2,414,626
					43,886,866
Radio & Television–4.34%

Clear Channel Communications, Inc.,
Term Loan B	3.80%	01/29/16		345	342,014
Term Loan D	6.90%	01/30/19		15,799	15,651,910
Term Loan E	7.65%	07/31/19		2,833	2,840,426
Gray Television, Inc., Term Loan	4.50%	10/11/19		656	658,236
Multicultural Radio Broadcasting, Inc., Term Loan (Acquired 12/04/12; Cost $536,177)	7.00%	06/04/17		555	554,677
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20		155	160,251
Raycom TV Broadcasting, LLC, Term Loan B	4.25%	05/31/17		3,025	3,030,269
TWCC Holding Corp.,
Second Lien Term Loan	7.00%	06/26/20		4,620	4,587,685
Term Loan	3.50%	02/13/17		3,464	3,443,551
Tyrol Acquisition 2 SAS, (France)
PIK Term Loan D (f)	3.26%	01/29/16	EUR	2,809	3,719,082
Revolver Loan (Acquired 06/24/13-03/24/14; Cost $1,692,272)(e)	0.00%	01/31/16	EUR	1,254	1,581,530
Revolver Loan (Acquired 06/24/13-03/24/14; Cost $1,031,411)	1.04%	01/31/16	EUR	764	963,916
Second Lien Term Loan	3.51%	07/29/16		2,193	2,837,712
Term Loan B-2 (d)	—	01/29/16	EUR	500	669,647
Term Loan C	2.51%	01/29/16	EUR	1,390	1,821,973
Term Loan C-2 (d)	—	01/29/16	EUR	1,500	1,990,775
					44,853,654
Retailers (except Food & Drug)–5.16%

Beauty Holding One GmbH (Germany), Term Loan C (d)	—	06/11/20	EUR	2,000	2,755,908
David’s Bridal, Inc.,
Revolver Loan (e)	0.00%	10/11/17		1,848	1,785,548
Term Loan	5.00%	10/11/19		3,140	3,035,011
Lands’ End, Inc., Term Loan B	4.25%	04/02/21		2,553	2,553,893
National Vision, Inc., First Lien Term Loan (d)	—	03/13/21		2,083	2,058,989
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19		1,926	1,939,109
OSP Group, Inc., First Lien Term Loan	4.50%	03/18/21		2,135	2,142,544
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/22		881	885,665
Term Loan	5.00%	03/11/21		3,842	3,848,203
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18		396	398,477
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21		1,066	1,069,816
Savers Inc., Term Loan	5.00%	07/09/19		3,364	3,381,811
Sears Holding Corp., Term Loan	5.50%	06/30/18		12,674	12,795,395
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19		3,016	3,019,245
Stuart Weitzman Acquisition Co. LLC, Term Loan	4.50%	04/08/20		342	341,096

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Retailers (except Food & Drug)–(continued)

Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19		$6,789	$6,534,399
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16		1,715	1,441,980
Term Loan B-2	5.25%	05/25/18		635	495,459
Wilton Brands LLC, Term Loan B	7.50%	08/30/18		2,938	2,845,281
					53,327,829
Steel–0.57%

JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17		852	849,981
TMS International Corp., Term Loan B	4.50%	10/16/20		1,765	1,778,556
Waupaca Foundry, Inc., Term Loan	4.00%	06/29/17		3,208	3,215,671
					5,844,208
Surface Transport–1.35%

Hertz Corp. (The),
LOC (Acquired 03/14/11; Cost $837,061)	3.75%	03/09/18		849	844,341
Term Loan B-1	3.75%	03/11/18		253	252,835
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19		1,977	1,991,542
Kenan Advantage Group, Inc., Term Loan D	3.75%	06/11/16		415	416,310
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18		4,475	4,531,171
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21		608	605,957
U.S. Shipping Corp., Term Loan	9.00%	04/30/18		5,135	5,262,894
					13,905,050
Telecommunications–5.80%

Avaya, Inc.,
Term Loan B-3	4.73%	10/26/17		8,236	7,984,783
Term Loan B-6	6.50%	03/31/18		10,130	10,082,124
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20		6,347	6,386,688
Eircom Finco S.a r.l. (Ireland), Term Loan B-2	4.79%	09/30/19	EUR	11,005	14,652,537
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19		5,872	6,074,561
Fibernet Cable Holdings B.V., (Netherlands)
Term Loan B (Acquired 08/29/07; Cost $1,335,944) (g)	0.00%	12/20/14	EUR	980	0
Term Loan C (Acquired 08/29/07; Cost $1,333,994) (g)	0.00%	12/20/15	EUR	980	0
Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19		224	225,406
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21		74	75,505
Nextgen Finance, LLC, Term Loan B (d)	—	05/29/21		3,235	3,232,540
NTELOS Inc., Term Loan B	5.75%	11/09/19		5,931	5,923,609
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17		2,982	2,996,403
Zayo Group, LLC, Term Loan B (d)	—	07/02/19		2,227	2,226,775
					59,860,931
Utilities–3.40%

Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22		3,911	3,867,724
Sapphire Power Finance LLC, Term Loan B	6.00%	07/10/18		2,260	2,315,975
Texas Competitive Electric Holdings,
DIP Delayed Draw Term Loan (e)(g)	0.00%	05/05/16		57	57,307
DIP Term Loan (e)(g)	0.00%	05/05/16		74	74,239
Term Loan (g)	4.65%	10/10/14		13,694	10,951,450
Term Loan (g)	4.65%	10/10/17		4,621	3,708,019
Viridian Group Holdings Ltd. (Ireland), PIK Term Loan A (f)	13.50%	03/16/20	GBP	8,374	14,107,486
					35,082,200
Total Variable Rate Senior Loan Interests					1,114,322,732

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Notes–25.82%

Air Transport–0.06%

Continental Airlines, Inc. (h)	6.75%	09/15/15		$650	$660,562
Automotive–0.56%

Schaeffler AG (Germany) (h)	6.88%	08/15/18	EUR	4,000	5,772,940
Building & Development–1.53%

Aldesa Financial Services S.A. (Luxembourg) (h)	7.25%	04/01/21	EUR	1,750	2,409,367
BMBG Bond Finance SCA (Germany) (h)(i)	5.33%	10/15/20	EUR	4,500	6,210,834
Galapagos Holding S.A. (Luxembourg) (h)(i)	5.06%	06/15/21	EUR	2,500	3,439,909
Galapagos Holding S.A. (Luxembourg) (h)	5.38%	06/15/21	EUR	500	690,947
Galapagos Holding S.A. (Luxembourg) (h)	7.00%	06/15/22	EUR	1,000	1,382,779
Paroc Group OY (Finland) (h)(i)	5.58%	05/15/20	EUR	750	1,022,362
Paroc Group OY (Finland) (h)	6.25%	05/15/20	EUR	500	688,902
					15,845,100
Business Equipment & Services–0.34%

ADT Corp. (The)	6.25%	10/15/21		1,361	1,442,660
First Data Corp. (h)	6.75%	11/01/20		1,884	2,034,720
					3,477,380
Cable & Satellite Television–0.92%

Charter Communications Operating LLC	7.00%	01/15/19		—	454
UPC Broadband Holdings, B.V. (Netherlands) (h)	8.38%	08/15/20	EUR	4,000	5,984,228
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21		2,941	3,265,892
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22		236	259,600
					9,510,174
Chemicals & Plastics–0.79%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20		6,294	6,663,772
Ineos Holdings Ltd. (h)	8.38%	02/15/19		328	361,620
Ineos Holdings Ltd. (h)	7.50%	05/01/20		211	231,573
Taminco Global Chemical Corp. (h)	9.75%	03/31/20		761	859,930
					8,116,895
Conglomerates–1.43%

CeramTec Acquisition Corp. (h)	8.25%	08/15/21	EUR	4,500	6,778,263
Grupo Isolux Corsan Finance B.V. (Netherlands) (h)	6.63%	04/15/21	EUR	5,750	7,985,077
					14,763,340
Containers & Glass Products–1.98%

Ardagh Glass Finance PLC (Ireland) (h)	6.25%	01/31/19		990	1,024,650
Ardagh Glass Finance PLC (h)	8.75%	02/01/20	EUR	1,000	1,463,750
Ardagh Glass Finance PLC (h)	8.75%	02/01/20	EUR	4,000	5,855,002
Ardagh Glass Finance PLC (h)	7.00%	11/15/20		178	184,998
Reynolds Group Holdings Inc.	7.88%	08/15/19		936	1,027,260
Reynolds Group Holdings Inc.	9.88%	08/15/19		4,453	4,920,565
Reynolds Group Holdings Inc.	5.75%	10/15/20		4,659	4,868,655
Reynolds Group Holdings Inc.	6.88%	02/15/21		1,043	1,131,655
					20,476,535
Cosmetics & Toiletries–0.35%

Ontex IV S.A. (Netherlands) (h)	7.50%	04/15/18	EUR	2,530	3,595,687

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Electronics & Electrical–0.23%

Blackboard Inc. (h)	7.75%	11/15/19		$2,234	$2,356,870
Farming & Agriculture–0.54%

Moy Park Bondco Plc (United Kingdom) (h)	6.25%	05/29/21	GBP	3,333	5,544,869
Financial Intermediaries–1.44%

Cabot Financial SA (Luxembourg) (h)	6.50%	04/01/21	GBP	4,875	8,253,183
Lowell Group Financing PLC (United Kingdom) (h)	5.88%	04/01/19	GBP	1,500	2,509,269
TMF Group Holdco B.V. (Netherlands) (h)(i)	5.66%	12/01/18	EUR	2,998	4,128,000
					14,890,452
Food Products–0.05%

Chiquita Brands LLC	7.88%	02/01/21		440	482,900
Forest Products–0.27%

Verso Paper Holdings LLC	11.75%	01/15/19		2,632	2,822,820
Healthcare–3.33%

Biomet, Inc.	6.50%	08/01/20		652	710,680
Community Health Systems Inc. (h)	6.88%	02/01/22		590	626,875
DJO Finance LLC	8.75%	03/15/18		1,861	2,019,185
DJO Finance LLC	9.75%	10/15/17		667	707,854
Financiere Medicis Lux (France) (h)	7.00%	05/15/20	EUR	2,100	3,041,528
Groupe Labco S.A. (France) (h)	8.50%	01/15/18	EUR	5,000	7,275,813
Kinetic Concepts, Inc.	10.50%	11/01/18		1,619	1,851,731
Medi-Partenaires (France) (h)	7.00%	05/15/20	EUR	5,000	7,259,182
Unilabs SubHolding AB (Sweden) (h)	8.50%	07/15/18	EUR	4,500	6,463,887
Voyage Care BondCo PLC (United Kingdom) (h)	6.50%	08/01/18	GBP	2,500	4,379,069
					34,335,804
Insurance–0.87%

Domestic & General Group Ltd. (United Kingdom) (h)(i)	5.53%	11/15/19	GBP	3,500	5,941,496
Domestic & General Group Ltd. (United Kingdom) (h)	6.38%	11/15/20	GBP	1,750	2,999,465
					8,940,961
Leisure Goods, Activities & Movies–0.84%

Vue Entertainment Investment Ltd. (United Kingdom) (h)(i)	5.58%	07/15/20	EUR	5,000	6,884,589
Vue Entertainment Investment Ltd. (United Kingdom) (h)	7.88%	07/15/20	GBP	1,000	1,829,152
					8,713,741
Lodging & Casinos–0.08%

Harrah’s Operating Co., Inc.	8.50%	02/15/20		335	268,000
Harrah’s Operating Co., Inc.	9.00%	02/15/20		738	595,935
					863,935
Nonferrous Metals & Minerals–0.62%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17		6,200	6,401,500
Oil & Gas–0.34%

Kinder Morgan, Inc. (h)	5.00%	02/15/21		1,140	1,154,250
Tervita Corp. (Canada) (h)	8.00%	11/15/18		2,098	2,166,185
Western Refining, Inc.	6.25%	04/01/21		187	195,415
					3,515,850
Publishing–0.43%

Merrill Communications LLC (h)	10.00%	03/08/23		5,092	4,481,044

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Radio & Television–0.30%

Sinclair Television Group, Inc.	6.38%	11/01/21		$740	$776,075
Univision Communications Inc. (h)	6.75%	09/15/22		2,112	2,328,480
					3,104,555
Retailers (except Food & Drug)–3.27%

Claire’s Stores Inc. (h)	9.00%	03/15/19		1,507	1,548,443
Claire’s Stores, Inc. (h)	6.13%	03/15/20		1,262	1,214,675
Guitar Center Inc. (h)	6.50%	04/15/19		2,621	2,539,094
Matalan Finance PLC (United Kingdom) (h)	6.88%	06/01/19	GBP	3,500	5,866,695
Matalan Finance PLC (United Kingdom) (h)	8.88%	06/01/20	GBP	2,760	4,637,874
New Look Bondco I PLC (United Kingdom) (h)(i)	6.55%	05/14/18	EUR	2,667	3,708,231
New Look Bondco I PLC (United Kingdom) (h)	8.75%	05/14/18	GBP	1,500	2,721,728
Salsa Retail Holding Debtco 1 S.a r.l. (Germany) (h)(i)	7.33%	04/15/19	EUR	1,500	1,896,482
Stampos B.V. (h)(i)	5.34%	05/15/19	EUR	5,333	7,390,356
Targus Group International, Inc. (Acquired 12/16/09-03/18/14; Cost $5,610,920) (h)(j)	10.00%	06/14/19		2,252	2,252,130
					33,775,708
Surface Transport–1.45%

Nobina Europe AB (Sweden)	11.00%	10/31/17	SEK	63,433	9,526,388
Nobina Europe AB (Sweden)	8.00%	05/13/19	SEK	36,000	5,473,700
					15,000,088
Telecommunications–3.03%

Avaya, Inc.	7.00%	04/01/19		1,020	1,011,471
Goodman Networks Inc.	12.13%	07/01/18		4,220	4,673,650
Goodman Networks Inc. (h)	12.13%	07/01/18		667	738,703
Matterhorn Mobile S.A. (Luxembourg) (h)	7.75%	02/15/20	EUR	1,500	2,207,281
Matterhorn Mobile S.A. (Luxembourg) (h)	8.25%	02/15/20	EUR	5,000	7,522,884
Wind Acquisition Finance S.A. (Italy) (h)	7.00%	04/23/21	EUR	8,000	11,409,565
Wind Acquisition Finance S.A. (Italy) (h)	7.38%	04/23/21		765	794,644
Windstream Corp.	7.50%	06/01/22		2,709	2,915,561
Windstream Corp.	6.38%	08/01/23		20	19,775
					31,293,534
Utilities–0.77%

Calpine Corp. (h)	6.00%	01/15/22		430	463,325
Calpine Corp. (h)	7.88%	01/15/23		—	166
Calpine Corp. (h)	7.50%	02/15/21		871	956,415
NRG Energy Inc. (h)	6.25%	07/15/22		958	1,016,678
NRG Energy Inc.	6.63%	03/15/23		1,103	1,182,968
Viridian Group Holdings Ltd. (Ireland) (h)	11.13%	04/01/17		3,840	4,299,299
					7,918,851
Total Notes					266,662,095
Structured Products–7.60%

Apidos Cinco CDO (h)(i)	4.48%	05/14/20		930	909,280
Apidos CLO IX (h)(i)	6.73%	07/15/23		2,660	2,666,689
Apidos CLO X (h)(i)	6.47%	10/30/22		3,499	3,517,006
Apidos CLO XI (h)(i)	5.48%	01/17/23		4,830	4,614,249
Apidos CLO XV (h)(i)	4.98%	10/20/25		1,000	916,671
Apidos Quattro CDO (h)(i)	3.83%	01/20/19		631	619,505
Ares XI CLO, Ltd. (h)(i)	3.23%	10/11/21		792	769,858
Atrium IV CDO Corp. (h)	9.18%	06/08/19		328	345,702
Babson CLO Ltd. 2013-II (h)(i)	4.74%	01/18/25		2,365	2,140,422
Babson Euro CLO B.V. (Netherlands) (h)(i)	4.60%	04/15/27	EUR	2,000	2,592,368
Babson Euro CLO B.V. (Netherlands) (h)(i)	5.60%	04/15/27	EUR	621	808,816
Carlyle Global Market Strategies CLO 2012-3 (h)(i)	5.73%	10/14/24		623	612,416
Carlyle Global Market Strategies CLO 2013-1 (h)(i)	5.73%	02/14/25		1,200	1,162,511

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Structured Products–(continued)

Centurion CDO 15 Ltd. (h)(i)	2.49%	03/11/21		$2,750	$2,578,075
Euro Galaxy 2013-3 (Netherlands) (i)	5.61%	01/15/27	EUR	2,929	3,953,842
Flagship CLO VI (h)(i)	4.99%	06/10/21		922	909,716
Flagship CLO VI (h)(i)	4.99%	06/10/21		3,085	3,042,483
Gramercy Park CLO (h)(i)	5.73%	07/17/23		3,708	3,617,632
Halcyon Loan Investors CLO II, Ltd. (h)(i)	3.83%	04/24/21		2,121	2,001,649
ING Investment Management CLO 2012-3, Ltd. (h)(i)	6.08%	10/15/22		1,261	1,258,492
ING Investment Management CLO 2012-4, Ltd. (h)(i)	5.98%	10/15/23		4,765	4,729,422
ING Investment Management CLO 2013-3 (h)(i)	4.74%	01/18/26		1,573	1,421,451
ING Investment Management CLO III, Ltd. (h)(i)	3.73%	12/13/20		1,842	1,772,630
ING Investment Management CLO IV, Ltd. (h)(i)	4.48%	06/14/22		395	387,679
Keuka Park CLO 2013-1 (h)(i)	4.73%	10/21/24		328	296,980
KKR Financial CLO 2012-1 (h)(i)	5.73%	12/15/24		4,900	4,764,667
Madison Park Funding X Ltd. (h)(i)	5.48%	01/20/25		1,185	1,138,938
Octagon Investment Partners XIV Ltd. (h)(i)	5.49%	01/15/24		936	898,649
Octagon Investment Partners XIX Ltd. (h)(i)	5.08%	04/15/26		1,639	1,512,982
Octagon Investment Partners XVIII Ltd. (h)(i)	5.49%	12/16/24		2,365	2,243,401
Pacifica CDO VI, Ltd. (h)(i)	3.97%	08/15/21		1,538	1,441,283
Regatta IV Funding Ltd. 2014-1 (h)(i)	5.18%	07/25/26		1,000	905,000
Sierra CLO II Ltd. (i)	3.73%	01/22/21		1,696	1,638,253
Silverado CLO 2006-II Ltd. (h)(i)	3.98%	10/16/20		2,050	1,956,969
Slater Mill Loan Fund, LP (h)(i)	5.73%	08/17/22		3,076	3,002,939
St. Paul’s IV CLO D (Ireland) (i)	5.09%	04/25/28	EUR	1,500	2,009,353
St. Paul’s IV CLO E (Ireland) (i)	6.29%	04/25/28	EUR	500	682,046
Symphony CLO IX, Ltd. (h)(i)	5.23%	04/16/22		5,126	4,893,582
Symphony CLO VIII, Ltd. (h)(i)	5.98%	01/09/23		2,790	2,774,326
Symphony CLO XI (h)(i)	5.48%	01/17/25		1,030	981,736
Total Structured Products					78,489,668

			Shares

Common Stocks & Other Equity Interests–5.08%

Building & Development–0.54%

Axia Inc. (Acquired 03/19/10; Cost $1,404,030) (h)(k)				101	490,230
Building Materials Holding Corp. (h)(k)				512,204	3,687,869
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $24,140,508) (h)(k)				2,339	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/10; Cost $285,788) (h)(k)				28	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(k)				117	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(k)				161	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(k)				180	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(k)				202	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(k)				229	0
Newhall Holding Co., LLC, Class A (h)(k)				237,570	979,976
Rhodes Homes (Acquired 07/07/09; Cost $963,538) (h)(k)				750,544	60,044
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (h)(k)				10,076	0
WCI Communities, Inc. (k)				18,849	349,083
					5,567,202
Commodity Chemicals–0.00%

LyondellBasell Industries N.V., Class A (k)				344	34,252
Conglomerates–0.05%

Euramax International, Inc. (h)(k)				1,870	532,893
Cosmetics & Toiletries–0.08%

Marietta Intermediate Holding Corp. (Acquired 07/13/07; Cost $2,591,511) (h)(k)				1,641,483	853,571
Marietta Intermediate Holding Corp., Wts. expiring 02/20/19 (Acquired 07/12/07; Cost $0) (h)(k)				413,194	0
					853,571

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Drugs–0.00%

BPA Laboratories, Inc. Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(k)	4,658	$0
BPA Laboratories, Inc. Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(k)	7,468	0
		0
Financial Intermediaries–0.00%

RJO Holdings Corp. (h)(k)	2,144	21,440
RJO Holdings Corp., Class A (h)(k)	1,142	571
RJO Holdings Corp., Class B (h)(k)	3,333	1,667
		23,678
Leisure Goods, Activities & Movies–1.11%

Metro-Goldwyn-Mayer Inc., Class A (h)(k)	150,602	11,459,908
Lodging & Casinos–0.13%

Twin River Worldwide Holdings, Inc., Class A (h)(k)	41,966	1,295,700
Publishing–0.59%

Affiliated Media, Inc. (h)(k)	87,369	2,358,957
Endurance Business Media, Inc. Class A (Acquired 12/14/10; Cost $4,090,000) (h)(k)	4,753	0
Merrill Communications LLC, Class A (h)(k)	602,134	1,806,402
Tribune Co., Class A (k)	24,258	1,921,234
		6,086,593
Retailers (except Food & Drug)–0.08%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (h)(j)(k)	62,413	759,566
Surface Transport–2.50%

Nobina Europe AB (Sweden) (h)(k)	90,358,291	25,789,650
Utilities–0.00%

Bicent Power, LLC -Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(k)	2,024	0
Bicent Power, LLC -Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(k)	3,283	0
		0
Total Common Stocks & Other Equity Interests		52,403,013
Preferred Stocks–0.01%

Building & Development–0.00%

Tamarack Resort LLC (Acquired 03/07/14; Cost $42,952) (h)(k)	182	42,952
United Subcontractors, Inc. (Acquired 08/02/13; Cost $0) (h)(k)	3	77
		43,029
Financial Intermediaries–0.01%

RJO Holdings Corp. (h)(k)	649	53,859
Total Preferred Stocks		96,888
Money Market Funds–0.38%

Liquid Assets Portfolio–Institutional Class (l)	1,958	1,958,441
Premier Portfolio–Institutional Class (l)	1,958	1,958,441
Total Money Market Funds		3,916,882
TOTAL INVESTMENTS**–146.79% (Cost $1,495,675,773)		1,515,891,278
OTHER ASSETS LESS LIABILITIES–(7.09)%		(73,199,248)
BORROWINGS–(27.60)%		(285,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(12.10)%		(125,000,000)
NET ASSETS–100.00%		$1,032,692,030

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Investment Abbreviations:

CDO	—Collateralized Debt Obligation	LOC	—Letter of Credit
CLO	—Collateralized Loan Obligation	PIK	—Payment in Kind
DIP	—Debtor-in-possession	SEK	—Swedish Krona
EUR	—Euro	Wts.	—Warrants
GBP	—British Pound Sterling

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(c)	Restructured security not accruing interest income.
(d)	This variable rate interest will settle after May 31, 2014, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Axia Inc., Second Lien Term Loan A	5.00%	6.00%
Aster 1 S.A., Mezzanine A-1	7.00	4.50
Aster 1 S.A., Mezzanine A-2	7.00	4.50
Aster 1 S.A., Mezzanine A-3	7.00	4.50
Dream Secured BondCo AB, Mezzanine Loan	3.75	6.75
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan	0.00	5.00
Primaco Holding GmbH, Term Loan B	0.22	4.50
Vinnolit GmbH & Co. KG, Term Loan B-1	2.00	1.20
Vinnolit GmbH & Co. KG, Term Loan B-3	2.00	1.20
Vinnolit GmbH & Co. KG, Term Loan C-1	2.50	1.20
Vinnolit GmbH & Co. KG, Term Loan C-3	2.50	1.20
Viridian Group Holdings Ltd., Term Loan A	0.00	13.50
Tamarack Resort LLC, Term Loan A	8.00	8.00
Tamarack Resort LLC, Term Loan B	0.00	6.50
Tyrol Acquisition 2 SAS, Term Loan D	3.00	1.00
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $325,372,972, which represented 31.51% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(j)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2014 was $3,011,696, which represented less than 1% of the Fund’s Net Assets. See Note 4.
(k)	Non-income producing securities acquired through the restructuring of senior loans.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.
*	Principal amounts are denominated in U.S. dollars unless otherwise noted.
**	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Dynamic Credit Opportunities Fund

A. Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco Dynamic Credit Opportunities Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Foreign Risk – The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
J.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

K.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such

Invesco Dynamic Credit Opportunities Fund

K.	Leverage Risk – (continued)

leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,036,018,300	$78,304,432	$1,114,322,732
Notes	—	264,409,965	2,252,130	266,662,095
Structured Products	—	78,489,668	—	78,489,668
Equity Securities	10,498,310	43,712,033	2,206,440	56,416,783
	10,498,310	1,422,629,966	82,763,002	1,515,891,278
Forward Foreign Currency Contracts*	—	2,763,350	—	2,763,350
Total Investments	$10,498,310	$1,425,393,316	$82,763,002	$1,518,654,628

* Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2014:

	Beginning Balance, as of February 28, 2014	Purchases	Sales	Accrued discounts/ premiums	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2014
Variable Rate Senior Loan Interests	$83,725,277	$12,881,479	$(13,288,203)	$62,125	$73,997	$(237,849)	$11,163,351	$(16,075,745)	$78,304,432
Notes	1,865,968	386,162	—	—	—	—	—	—	2,252,130
Equity Securities	9,313,929	42,952	—	—	—	761,590	60,044	(7,972,075)	2,206,440
Total	$94,905,174	$13,310,593	$(13,288,203)	$62,125	$73,997	$523,741	$11,223,395	$(24,047,820)	$82,763,002

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Dynamic Credit Opportunities Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Currency risk
Forward foreign currency contracts	$2,763,350	$ —

Effect of Derivative Investments for the three months ended May 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$(1,190,473)
Change in Unrealized Appreciation
Currency risk	6,711,444
Total	$ 5,520,971

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$453,598,207

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
06/30/14	Goldman Sachs International	EUR	128,000,000	USD	175,539,200	$174,473,980	$1,065,220
06/30/14	JPMorgan Chase Bank N.A.	EUR	127,000,000	USD	174,105,570	173,110,902	994,668
06/30/14	Goldman Sachs International	GBP	61,000,000	USD	102,279,737	102,227,255	52,482
06/30/14	Goldman Sachs International	GBP	2,500,000	USD	4,203,675	4,189,642	14,033
06/30/14	Goldman Sachs International	SEK	220,000,000	USD	33,495,406	32,858,459	636,947
Total open forward foreign currency contracts							$2,763,350

Currency Abbreviations:

EUR — Euro	SEK — Swedish Krona
GBP — British Pound Sterling	USD — U.S. Dollar

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Invesco Dynamic Credit Opportunities Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of May 31, 2014.

Assets:				Collateral Received
Counterparty	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$1,768,682	$ —	$1,768,682	$ —	$ —	$1,768,682
J.P. Morgan Securities Inc.	994,668	—	994,668	—	—	994,668
Total	$2,763,350	$ —	$2,763,350	$ —	$ —	$2,763,350

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2014.

	Value 02/28/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 05/31/14	Interest/Dividend Income
Targus International Inc. - Note	$1,865,968	$386,162	$—	$ —	$—	$2,252,130	$56,303
Targus International Inc. - Common Shares	759,566	—	—	—	—	759,566	—
Total	$2,625,534	$386,162	$—	$ —	$—	$3,011,696	$56,303

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of May 31, 2014. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type		Principal Amount*	Value
David’s Bridal, Inc.	Revolver Loan		$1,848,394	$1,785,548
Delta Air Lines, Inc.	Revolver Loan		7,019,463	6,826,428
Delta Air Lines, Inc.	Revolver Loan		1,032,274	990,983
Getty Images, Inc.	Revolver Loan		4,246,739	3,737,130
H.J. Heinz Co.	Revolver Loan		6,837,334	6,734,774
Lake at Las Vegas Joint Venture, LLC	PIK Exit Revolver Loan		48,725	17,541
Surgical Care Affiliates, LLC	Revolver Loan B		6,250,000	6,210,469
Texas Competitive Electric Holdings	DIP Delayed Draw Term Loan		57,016	57,307
Texas Competitive Electric Holdings	DIP Term Loan		73,862	74,239
Tunstall Group Finance Ltd.	Term Loan	GBP	4,000,000	5,212,978
Tyrol Acquisition 2 SAS	Revolver Loan	EUR	1,254,273	1,581,530
Vitalia Holdco S.a r.l.	Term Loan	EUR	428,571	569,602
Vitalia Holdco S.a r.l.	Revolver Loan	EUR	2,000,000	2,621,528
West Corp.	Revolver Loan		2,426,942	2,354,133
				$38,774,190
*	Principal amounts are denominated in U.S. dollars unless otherwise noted.

Invesco Dynamic Credit Opportunities Fund

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $549,455,314 and $510,007,057, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$72,251,911
Aggregate unrealized (depreciation) of investment securities	(64,078,831)
Net unrealized appreciation of investment securities	$8,173,080
Cost of investments for tax purposes is $1,507,718,198.

NOTE 7 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At May 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant		Principal Amount*	Value
Barclays Bank PLC		$4,246,739	$3,737,130
Goldman Sachs Lending Partners LLC		8,685,727	8,520,322
Merrill Lynch Capital Services, Inc.	EUR	2,018,731	2,545,446
Total			$14,802,898
*	Principal amounts are denominated in U.S. dollars unless otherwise noted.

Currency Abbreviations:

EUR — Euro

Invesco Dynamic Credit Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Dynamic Credit Opportunities Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.